LOANS AND FINANCING - Summary of Maturity of Loans and Financing (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	$ 2,488.5	$ 2,377.3
2027
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	51.3
2028
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	66.2
2029
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	37.5
More than five years
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	$ 2,333.5